Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	BNY MELLON INVESTMENT PORTFOLIOS
Entity Central Index Key	0001056707
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 08, 2020
Document Effective Date	May 01, 2020
Prospectus Date	May 01, 2020